CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Millions	Total	Share capital	Share premium	Re- measurement	Cash flow hedges	Foreign currency translation reserve	Other reserves	Retained (deficit) / earnings	Total	Non-controlling interests
Beginning balance at Dec. 31, 2019	€ (85)	€ 3	€ 420	€ (177)	€ (10)	€ 4	€ 53	€ (389)	€ (96)	€ 11
Net income / (loss)	(17)							(21)	(21)	4
Other comprehensive income / (loss)	(14)			(15)	19	(17)			(13)	(1)
Total comprehensive income / (loss)	(31)			(15)	19	(17)		(21)	(34)	3
Share-based compensation	15						15		15
Transactions with non-controlling interests	0									0
Ending balance at Dec. 31, 2020	(101)	3	420	(192)	9	(13)	68	(410)	(115)	14
Net income / (loss)	262							257	257	5
Other comprehensive income / (loss)	119			98	(13)	32			117	2
Total comprehensive income / (loss)	381			98	(13)	32		257	374	7
Share-based compensation	15						15		15
Transactions with non-controlling interests	(4)									(4)
Ending balance at Dec. 31, 2021	291	3	420	(94)	(4)	19	83	(153)	274	17
Net income / (loss)	308							301	301	7
Other comprehensive income / (loss)	137			122	(6)	22			138	(1)
Total comprehensive income / (loss)	445			122	(6)	22		301	439	6
Share-based compensation	18						18		18
Transactions with non-controlling interests	(2)									(2)
Ending balance at Dec. 31, 2022	€ 752	€ 3	€ 420	€ 28	€ (10)	€ 41	€ 101	€ 148	€ 731	€ 21